Gain and Other Item	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Gain and Other Item

Note 16 – Gains and Other Item

Gain on forgiveness of debt and gain on sale-leaseback of real estate – On August 30, 2013, the Company, entered into an Agreement of Sale and Purchase (“Purchase Sale Agreement” or “PSA”) with HCRI Texas Properties, Ltd. (“Seller”) and HC REIT and an Agreement in Connection with Assignment and Assumption of PSA (“Assignment Agreement”) with DOC-FSH El Paso Medical Center, LLC (“DOC”) resulting in a gain of $11.1 million (collectively referred to as the “El Paso Real Estate Transaction”) as summarized below:

Gain on forgiveness of debt	$7,108,562
Gain on sale-leaseback of real estate	3,961,277

Total gain on El Paso Real Estate Transaction	$11,069,839

Pursuant to the PSA, the Company agreed to acquire from Seller the real property occupied and certain personal property used by the Company’s subsidiary East El Paso Physicians’ Medical Center, LLC (“EEPPMC”) under a master lease agreement (“Master Lease”) between EEPPMC, Seller and HCN.

The real property and other consideration covered by the Purchase Sale Agreement includes the hospital (“Hospital”) and medical office building (“MOB”) occupied by EEPPMC, an adjoining parcel of vacant land (“Excess Land”), the HC REIT Note 2, and certain personal property, including medical equipment, owned by Seller and attached to or located in and used in the operation of the Hospital and MOB (“Personal Property. The purchase price under the Purchase Agreement was $39,066,428.

Simultaneous with the execution of the Purchase Sale Agreement, the Company executed the Assignment Agreement with DOC whereby FSHA assigned and DOC assumed all of FSHA’s right, title, interest and obligations in, to and under the Purchase Sale Agreement, except for the Excess Land, HC REIT Note 2 and Personal Property. The consideration under the Assignment Agreement with DOC was $40,000,000 and was composed of the following:

1.	$39,066,428 which was paid directly to Seller;

2.	$400,000 which was retained by DOC as a security deposit for the performance of EEPPMC’s payment obligations under the Master Lease;

3.	$463,678 which was paid to the Company; and

4.	$69,894 which was paid on behalf of the Company to cover certain legal and closing expenses.

The estimated excess value of the assets obtained compared to the consideration paid as a result of the PSA and Assignment agreement was $3,961,277. The Company is in the process of conducting formal valuations of the Excess Land and Personal Property acquired in the transaction and will adjust the extraordinary gain accordingly based on the results of those evaluations.

In conjunction with the execution of the PSA and Assignment Agreement, HC REIT agreed to forgive certain liabilities totaling $7,108,562 due to HC REIT from EEPPMC composed of the following:

1.	$714,824 in capital equipment leases net of the write off of the related capital lease assets;

2.	$467,132 in a note (HC REIT Note 1) and related accrued and unpaid interest (HC REIT Note 1 and HC REIT Note 2);

3.	$2,767,905 in unpaid, past due rent on the hospital and MOB;

4.	$3,158,701 in other accrued liabilities related to the hospital and MOB facilities.

Other Item – On September 30, 2013, the Company entered into an Agreement of Sale and Purchase (“OKC MOB Agreement”) with Foundation Medical Center of Oklahoma City, LLC (“FMC”) pursuant to which the Company agreed to acquire from Seller the real property occupied as the corporate headquarters of FSA and FSHA.

The real property covered by the OKC MOB Agreement includes an ambulatory surgery center facility owned and operated by a Foundation affiliate called Foundation Surgery Affiliate of Northwest Oklahoma City, LLC. The remainder of the building is medical office space occupied by a physician group, a sleep lab, a medical infusion company, and the Foundation corporate office. The building consists of approximately 52,000 square feet. The purchase price under the Purchase Agreement was $10,588,235.

Simultaneous with the execution of the OKC MOB Agreement, the Company entered into an Agreement in Connection with Assignment and Assumption of PSA (“OKC MOB Assignment Agreement”) with DOC-GREYMARK HQ OKC MOB, LLC (“OKC DOC”) whereby the Company assigned and OKC DOC assumed, all of the Company’s right, title, interest and obligations in, to and under the OKC MOB Agreement. The consideration under the OKC MOB Assignment Agreement with OKC DOC was $15,600,000 and was composed of the following:

1.	$10,588,235 which was paid directly to FMC;

2.	$4,885,328 which was paid to the Company; and

3.	$35,937 which was paid on behalf of the Company to cover certain legal and closing expenses.

Simultaneous with the sale to OKC DOC, the Company executed a 10 year master lease on the building for an annual rent of $1,248,000 with annual escalations of 2%. The current lease income on the underlying sub-leases is approximately $900,000 per year. The master lease is an operating lease. Given the disparity between the annual rent expense under the master lease and the rental income of the underlying sub-leases, the gain on the sale to OKC DOC was treated as a lease incentive and is being recorded on a straight-line basis as a reduction in the rent expense under the master lease.